Total operating costs - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Wages and salaries	€ 1,970	€ 1,993	€ 1,841
Social security costs	383	367	339
Pension and other employee benefits	270	264	253
Total employee costs	€ 2,623	€ 2,624	€ 2,433